Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Oct. 30, 2019	Sep. 30, 2018
Leases [Line Items]
Operating lease liabilities	$ 2,630,252	$ 2,920,500	$ 3,597,283
Fixed lease term	1 year
Short term lease expense	$ 34,448	27,443	$ 28,571
Financing leases				$ 48,500	$ 48,500
Discount rate	7.40%
Lease liability	$ 6,739,912	8,337,978
Estimated purchase option	$ 1,490,000
Topsheen Shipping Group Limited [Member]
Leases [Line Items]
Discount rate	7.80%
Lease liability	$ 7,275,788	$ 8,866,762
Estimated purchase option	$ 1,490,000